Consolidated statement of changes in equity - GBP (£) £ in Millions		Total		Total share- holders’ equity	Called up share capital & share premium	Other equity instruments	Retained earnings	Financial assets at FVOCI reserve	Cash flow hedging reserve	Foreign exchange reserve	Group reorganisation reserve ("GRR") [1]	Non- controlling interests
Equity beginning of period at Dec. 31, 2019		£ 24,012		£ 23,503	£ 797	£ 3,722	£ 24,449	£ 1,089	£ 40	£ 1,098	£ (7,692)	£ 509
Loss for the year		(1,478)		(1,488)			(1,488)					10
Other comprehensive (expense)/income for the year, net of tax		859		835			56	216	118	445		24
Debt instruments at fair value through other comprehensive income		213		214				214				(1)
Equity instruments designated at fair value through other comprehensive income		2		2				2
Cash flow hedges		118		118					118
– changes in fair value of financial liabilities designated at fair value due to movement in own credit risk	[2]	67		67			67
Remeasurement of defined benefit asset/liability		(8)		(11)			(11)					3
– exchange differences		467		445						445		22
Total comprehensive (expense)/ income for the year		(619)		(653)			(1,432)	216	118	445		34
Dividends paid		(263)	[3]	(263)
Net impact of equity-settled share-based payments		11		11			11					0
Capital contribution	[4]	1,000		1,000			1,000
Change in business combinations and other movements	[5]	(292)		68			64	4				(360)
Equity end of period at Dec. 31, 2020		23,849		23,666	797	3,722	23,829	1,309	158	1,543	(7,692)	183
Loss for the year		1,046		1,041			1,041					5
Other comprehensive (expense)/income for the year, net of tax		(957)		(948)			46	(234)	(165)	(595)		(9)
Debt instruments at fair value through other comprehensive income		(237)		(236)				(236)				(1)
Equity instruments designated at fair value through other comprehensive income		2		2				2
Cash flow hedges		(165)		(165)					(165)
– changes in fair value of financial liabilities designated at fair value due to movement in own credit risk	[2]	2		2			2
Remeasurement of defined benefit asset/liability		44		44			44
– exchange differences		(603)		(595)						(595)		(8)
Total comprehensive (expense)/ income for the year		89		93			1,087	(234)	(165)	(595)		(4)
Dividends paid	[3]	(195)		(194)			(194)					(1)
Net impact of equity-settled share-based payments		(10)		(10)			(10)	0				0
Change in business combinations and other movements	[6]	(18)		29			23	6				(47)
Equity end of period at Dec. 31, 2021		23,715		23,584	797	3,722	24,735	1,081	(7)	948	(7,692)	131
Loss for the year		(398)		(408)			(408)					10
Other comprehensive (expense)/income for the year, net of tax		(329)		(331)			367	(449)	(943)	694		2
Debt instruments at fair value through other comprehensive income		(454)		(449)				(449)				(5)
Equity instruments designated at fair value through other comprehensive income		0
Cash flow hedges		(943)		(943)					(943)
– changes in fair value of financial liabilities designated at fair value due to movement in own credit risk	[2]	329		329			329
Remeasurement of defined benefit asset/liability		38		38			38
– exchange differences		701		694						694		7
Total comprehensive (expense)/ income for the year		(727)		(739)			(41)	(449)	(943)	694
Capital securities issued during the period		628		628	420	208
Dividends paid		(1,054)		(1,052)			(1,052)					(2)
Net impact of equity-settled share-based payments		5		5			5
Capital contribution	[7]	1,465		1,465			1,465
Change in business combinations and other movements		(16)		(16)			(16)	0				0
Equity end of period at Dec. 31, 2022		£ 24,016		£ 23,875	£ 1,217	£ 3,930	£ 25,096	£ 632	£ (950)	£ 1,642	£ (7,692)	£ 141

[1]	The Group reorganisation reserve ('GRR') is an accounting reserve resulting from the ring-fencing implementation. The GRR does not form part of regulatory capital.
[2]	The cumulative amount of change in fair value attributable to changes in own credit risk of financial liabilities designated at fair value was a gain of £292m (2021: loss of £165m and 2020: loss of £189m)
[3]	The dividends to the parent company includes dividend on ordinary share capital £850m (2021: nil and 2020: nil), coupon payment on additional tier 1 instrument £202m (2021: £194m and 2020: £212m) & dividend on preference share capital nil (2021: nil and 2020: £51m).
[4]	HSBC UK Holdings Limited (during 2021, parent company of the bank changed to HSBC Holdings plc) injected £1bn of CET1 capital into HSBC Bank plc during March 2020 to improve the capital base of the group, impacted by Covid-19. There was no new issuance of share capital.
[5]	Additional shares were acquired in HSBC Trinkaus & Burkhardt GmbH in May 2020, increasing the group’s interest from 80.67% to 99.33%.
[6]	Additional shares were acquired in HSBC Trinkaus & Burkhardt GmbH and HSBC Bank Armenia cjsc, in 2021 increasing the group’s interest to 100%.
[7]	HSBC Holdings plc injected £1.5bn of CET1 capital into HSBC Bank plc during November 2022 which in turn injected into HSBC Continental Europe for funding the acquisition of HSBC Bank Malta plc and HSBC Trinkaus & Burkhardt GmbH.